Related Party Transactions - Additional Information (Details) - USD ($)			2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Sep. 28, 2021	Sep. 23, 2021	Sep. 29, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 28, 2023	Feb. 27, 2023	Jan. 25, 2023	Dec. 27, 2022	Nov. 28, 2022	Oct. 26, 2022	Sep. 26, 2022
Related Party Transaction [Line Items]
Repayments of related party debt							$ 133,465
Proceeds from issuance of unit	$ 225,400,000						$ 25,000
Sale of stock price per unit	$ 10					$ 10
Number of shares of common stock per unit		1
Exercise price of warrants		$ 11.5		$ 11.5	$ 11.5			$ 11.5
Period after business combination when warrants become exercisable				30 days				30 days
Period after offering when warrants become exercisable				12 months
Warrants exercisable expiration period after completion of business combination								5 years
Redemption price per warrant				$ 0.01	0.01			$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days				30 days
Minimum price per share required for redemption of warrants				$ 18	18			$ 18
Holding period of shares for completion of initial business combination				6 months				6 months
Period after completion of business combination to allow transfer of shares				30 days				30 days
Warrants transfer restrictions period following consummation of business combination				1 year				1 year
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Note Payable to related party				$ 1,003,868	$ 603,880			$ 603,880
Debt discount on note payable to related party				$ 62,925				$ 54,034
Maximum
Related Party Transaction [Line Items]
Exercise price of warrants				$ 9.2	$ 9.2			$ 9.2
Period after initial business combination to allow transfer of shares				90 days				90 days
Working Capital Note
Related Party Transaction [Line Items]
Principal amount				$ 805,000	$ 260,000			$ 260,000	$ 130,000	$ 350,000	$ 65,000	$ 65,000	$ 65,000	$ 65,000
Conversion price				$ 10	$ 10			$ 10
Note Payable to related party				$ 811,442	$ 257,492			$ 257,492
Fair value, option, aggregate differences				8,950	2,508			2,508
Extension Notes
Related Party Transaction [Line Items]
Principal amount									100,000
Fair value, option, aggregate differences				$ 1,060,000	$ 640,000			$ 640,000
Debt instrument average market discount rate				23.40%	26.60%			26.60%
Debt discount on reduction to carrying principle amount				$ 116,959				$ 54,034
Debt discount on note payable to related party				1,003,868				603,880
Total interest expenses				42,913				17,914
Unamortized debt discount				$ 56,132	$ 36,120			$ 36,120
Common Stock
Related Party Transaction [Line Items]
Stock price threshold that allows transfer of shares				$ 11.5				$ 11.5
Common Stock | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants				$ 9.2	$ 9.2			$ 9.2
Warrants
Related Party Transaction [Line Items]
Sale of units description				Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).				Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable				30 days				30 days
Period after offering when warrants become exercisable				12 months				12 months
Warrants exercisable expiration period after completion of business combination				5 years				5 years
Net cash settlement value of warrants				$ 0				$ 0
Redemption price per warrant				$ 0.01	0.01			$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days				30 days
Minimum price per share required for redemption of warrants				$ 18	18			$ 18
GigManagement, LLC
Related Party Transaction [Line Items]
Repayments of related party debt			$ 8,465
Repayment of promissory notes			The promissory note was non-interest bearing, unsecured and was repaid on September 29, 2021.
Founders
Related Party Transaction [Line Items]
Repayments of related party debt						$ 125,000
Repayment of promissory notes						The promissory note was non-interest bearing, unsecured and was repaid in full on September 28, 2021.
Forfeiture of shares		4,312,500
Sale of common stock price per share					$ 0.0024882			$ 0.0024882
Sale of units in private placement	795,000
Sale of stock price per unit	$ 10					$ 10
Founders | Common Stock
Related Party Transaction [Line Items]
Sale of common stock, Shares							5,735,000
Proceeds from issuance of unit							$ 25,000
Sale of common stock price per share							$ 0.0043592
Mr Weightman
Related Party Transaction [Line Items]
Forfeiture of shares							5,000
Monthly payment for services		$ 2,500
Mr Weightman | Maximum
Related Party Transaction [Line Items]
Monthly payment for services		$ 15,000
GigManagement, LLC | Office Space, Administrative Services and Secretarial Support
Related Party Transaction [Line Items]
Payment to affiliate of sponsor				$ 30,000				$ 30,000
Sponsor | Working Capital Note
Related Party Transaction [Line Items]
Principal amount				$ 350,000					130,000	65,000	65,000	65,000	65,000	65,000	$ 65,000
Sponsor | Extension Notes
Related Party Transaction [Line Items]
Principal amount									$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000
Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement				Sep. 23, 2021				Sep. 23, 2021
Insider Shares Grant Agreements | Mr Weightman
Related Party Transaction [Line Items]
Effective date of grant award agreement							Sep. 23, 2021
Common stock issued in consideration for future service		5,000		5,000			5,000	5,000
Private Placement
Related Party Transaction [Line Items]
Proceeds from issuance of unit	$ 6,900,000
Sale of units description				Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.				Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
Private Placement | Working Capital Note
Related Party Transaction [Line Items]
Sale of units in private placement				80,500				26,000
Private Placement | Common Stock
Related Party Transaction [Line Items]
Number of shares of common stock per unit				1	1			1
Common stock, par value				$ 0.0001	$ 0.0001			$ 0.0001
Private Placement | Warrants
Related Party Transaction [Line Items]
Number of shares of common stock per unit				1	1			1
Private Placement | Founders
Related Party Transaction [Line Items]
Sale of common stock price per share					$ 10		$ 10	$ 10
Sale of units in private placement				795,000			795,000
Sale of stock price per unit				$ 10
Number of shares of common stock per unit				1	1		1	1
Sale of units description				Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).			Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
Exercise price of warrants				$ 11.5			$ 11.5
Private Placement | Founders | Warrants
Related Party Transaction [Line Items]
Period after business combination when warrants become exercisable				30 days				30 days
Period after offering when warrants become exercisable				12 months				12 months
Warrants exercisable expiration period after completion of business combination				5 years				5 years
Sale of units description				(or such lesser period depending upon the number of one-month extensions which occur)				(or such lesser period depending upon the number of one-month extensions which occur)
Net cash settlement value of warrants				$ 0				$ 0
Redemption price per warrant				$ 0.01	$ 0.01			$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days				30 days
Minimum price per share required for redemption of warrants				$ 18	$ 18			$ 18